Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Share capital
Schedule of issued and outstanding common shares (with no par value)

	2019	2018
	$	$

11,852,749 (2018 – 10,805,494) common shares	130,266,880	120,932,404

Schedule of warrants outstanding

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	$	(years)

Balance - January 1, 2018	500,000	14.00	2.72
Granted	1,757,171	13.90	4.23
Balance - December 31, 2018	2,257,171	13.90	2.92
Granted	522,727	15.50	1.73
Balance - December 31, 2019	2,779,898	14.20	2.49

Schedule of assumptions used to determine the fair value of warrants

	September 20,		March 20,
	2019		2018

Share price on date of issuance	$10.60		$10.60
Expected volatility	58%		71%
Expected life of warrants	2	years	5	years
Risk-free interest rate	1.61%		2.00%
Dividend yield	—		—